FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Supplement dated January 1, 2005 to
                         Prospectus dated April 30, 2004

The following supplements certain information in your prospectus for the FSL Flexible Premium Variable Annuity. Please keep this supplement with your prospectus.

1. The following investment options are now also available with your contract:

         FEDERATED INSURANCE SERIES
              Federated Mid Cap Growth Strategies Fund II
              Federated Prime Money Fund II
              Federated Quality Bond Fund II (Primary Shares)
              Federated Fund for U.S. Government Securities II

         MFS(R) VARIABLE INSURANCE TRUST (Service Class)
              MFS New Discovery Series
              MFS Total Return Series
              MFS Value Series

         SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)
              Scudder VIT Equity 500 Index Fund

         THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)
              Equity Growth Portfolio
              International Magnum Portfolio
              U.S. Mid Cap Value Portfolio
              U.S. Real Estate Portfolio

         VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)
              Comstock Portfolio

2. The following replaces the "Total Annual Investment Option Operating Expenses" table on page 2 of your prospectus:


                                                                       Minimum           Maximum
                                                                       -------           -------

Total Annual Investment Option Operating Expenses
      (expenses that are deducted from an investment
     option's assets, including management fees,
     distribution and/or service (12b-1) fees, shareholder
     services fee, and other expenses)                                   .30%              2.75%

Total Annual Net Investment Option Operating Expenses
After Fee Waiver and/or Expense Reimbursement*                           .30%              1.49%

* The range of Total Annual Net Investment Option Operating Expenses takes into account contractual arrangements for certain portfolios that require the advisor to waive or reimburse operating expenses until April 30, 2005.

3. The following information supplements the information in the "Total Annual Portfolio Operating Expenses for Each Investment Option" table on page 3 of your prospectus:


--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

                      Management      Rule     Shareholder    Other       Expenses       Total        Total Net
                      Fees            12b-1   Services Fee    Expenses    Waived         Annual       Annual
                                      Fees                                and/or         Portfolio    Portfolio
                                                                          Reimbursed     Expenses     Expenses
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

FEDERATED INSURANCE
SERIES
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

Federated Mid Cap     0.75%           0%      0.25%           0.49%       0%             1.49%        1.49%
Growth Strategies
Fund II (1)(2)(3)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

Federated Prime       0.50%           0%      0.25%           0.17%       0%             0.92%        0.92%
Money Fund II
(2)(4)(5)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

Federated Quality     0.60%           0.25%   0.25%           0.11%       0%             1.21%        1.21%
Bond Fund II
(Primary Shares)
(6)(7)(8)(9)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

Federated Fund for    0.60%           0%      0.25%           0.12%       0%             0.97%        0.97%
U.S. Government
Securities II
(2)(10)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

MFS(R) VARIABLE
INSURANCE TRUST
(Service Class))
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

MFS New Discovery     0.90%           0.25%   0%              0.14%       0%             1.29%        1.29%
Series (11)(12)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

MFS Total Return      0.75%           0.25%   0%              0.09%       0%             1.09%        1.09%
Series (11)(13)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

MFS Value Series      0.75%           0.25%   0%              0.43%       0.28%          1.43%        1.15%
(11)(14)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

SCUDDER INVESTMENTS
VIT FUNDS (Class A
Shares)
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------
--------------------- --------------- ------- --------------- ----------- -------------- ------------ --------------

Scudder VIT Equity    0.20%           0%      0%              0.10%       0%             0.30%        0.30%
500 Index Fund (15)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
THE UNIVERSAL
INSTITUTIONAL FUNDS,
INC. (Class I Shares)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

Equity Growth           0.55%          0%       0%             0.39%      0%             0.94%           0.94%
Portfolio (16)(17)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

International Magnum    0.80%          0%       0%             0.58%      0%             1.38%           1.38%
Portfolio (16)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

U.S. Mid Cap Value      0.75%          0%       0%             0.37%      0%             1.12%           1.12%
Portfolio (16)(18)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

U.S. Real Estate        0.80%          0%       0%             0.31%      0%             1.11%           1.11%
Portfolio (16)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

VAN KAMPEN LIFE
INVESTMENT TRUST
(Class I Shares)
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------

Comstock Portfolio      0.59%          0%       0%             0.06%      0%             0.65%           0.65%
----------------------- -------------- -------- -------------- ---------- -------------- --------------- ------------


(1) Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

         Total Waivers of Fund Expenses                                                 0.26%
         Total Actual Annual Fund Operating Expenses (after the waivers)                1.23%

(2) The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.

(3) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.48% for the fiscal year ended December 31, 2003.

(4) Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

         Total Waivers of Fund Expenses                                                0.27%
         Total Actual Annual Fund Operating Expenses (after the waivers)               0.65%


(5) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.48% for the fiscal year ended December 31, 2003.

(6) Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

         Total Waivers of Fund Expenses                                              0.51%
         Total Actual Annual Fund Operating Expenses (after the waivers)             0.70%

(7) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.59% for the fiscal year ended December 31, 2003.

(8) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2004.

(9) The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Primary Shares (after the voluntary waiver) was 0.00% for the fiscal year ended December 31, 2003.

(10) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003.

         Total Waivers of Fund Expenses                                             0.25%
         Total Actual Annual Fund Operating Expenses (after the waivers)            0.72%

(11) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(12) The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower and would equal 1.28% for the New Discovery Series.

(13) The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower.

(14) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually. This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series. These reimbursement agreements will terminate on the earlier of April 30, 2005 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.

(15) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit "Total Annual Portfolio Expenses" to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(16) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Equity Growth Portfolio .85%, International Magnum Portfolio 1.15%, U.S. Mid Cap Value Portfolio 1.05%, U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fee", "Other Expenses" and "Total Annual Portfolio Expenses", respectively, were as follows:


                                                                         Total Annual
                                           Management     Other           Portfolio
                                            Fee           Expenses        Expenses

         Equity Growth Portfolio            0.46%          0.39%            0.85%
         International Magnum Portfolio     0.57%          0.58%            1.15%
         U.S. Mid Cap Value Portfolio       0.68%          0.37%            1.05%
         U.S. Real Estate Portfolio         0.79%          0.31%            1.10%

(17) Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.50% of the portion of the daily net assets not exceeding $1 billion; 0.45% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% of the daily net assets exceeding $3 billion.

(18) Effective November 1, 2004, the Board of Directors of the Universal Institutional Funds, Inc. approved amending and restating the investment advisory agreement with Morgan Stanley Investment Management Inc. to reduce the fee payable by the Portfolio to 0.72% of the portion of the daily net assets not exceeding $1 billion; and 0.65% of the portion of the daily net assets exceeding $1 billion.

4. The following replaces the Examples assuming minimum investment option expenses on pages 3 and 4 of your prospectus:

LUMP SUM PAYMENT - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

--------- --------------------------- ----------------- ----------------- ----------------- -----------------
                                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
(1)       If you surrender your           $820.00           $892.38          $1,012.82         $1,768.71
          contract at the end of
          the applicable time
          period:
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
(2)       If you do not surrender         $120.00           $392.38          $712.82           $1,768.71
          your contract or if you
          begin the income phase:
--------- --------------------------- ----------------- ----------------- ----------------- -----------------

EASY PAY PAYMENTS - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

--------- --------------------------- ----------------- ----------------- ----------------- -----------------
                                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
(1)       If you surrender your           $780.00           $1,185.20        $1,557.09         $2,686.54
          contract at the end of
          the applicable time
          period:
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
--------- --------------------------- ----------------- ----------------- ----------------- -----------------
(2)       If you do not surrender         $180.00           $585.20          $1,057.09         $2,686.54
          your contract or if you
          begin the income phase:
--------- --------------------------- ----------------- ----------------- ----------------- -----------------

5. The following information supplements the "Investment Choices" section of your prospectus on pages 5-6:

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, four of which are available under the contract. Federated Investment Management Company is the investment adviser of Federated Prime Money Fund II, Federated Quality Bond Fund II and Federated Fund for U.S. Government Securities
II. Federated Equity Management Company of Pennsylvania is the adviser for Federated Mid Cap Growth Strategies Fund II. The following investment options are available under the contract:

         Federated Mid Cap Growth Strategies Fund II
         Federated Prime Money Fund II
         Federated Quality Bond Fund II (Primary Shares)
         Federated Fund for U.S. Government Securities II

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS(R) Variable Insurance Trust is a mutual fund comprised of fifteen series, three of which are available under the contract. Massachusetts Financial Services Company is the investment adviser to the series. The following investment options are available under the contract:

         MFS New Discovery Series
         MFS Total Return Series
         MFS Value Series

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)

Scudder Investments VIT Funds is a trust with multiple series of funds, one of which is available under the contract. Deutsche Asset Management, Inc. is the investment advisor of the Fund. Northern Trust Investments, N.A. acts as investment sub-advisor of the Fund. The following investment option is available under the contract:

         Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

The  Universal   Institutional  Funds,  Inc.  is  a  mutual  fund  with  sixteen portfolios, four of which are available under the contract. Morgan Stanley Investment Management Inc. is the investment adviser to the Portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisors for the International Magnum Portfolio on a day-to-day basis. The following investment options are available under the contract:

         Equity Growth Portfolio
         International Magnum Portfolio
           (long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries)
         U.S. Mid Cap Value Portfolio
         U.S. Real Estate Portfolio


VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios, one of which is available under the contract. Van Kampen Asset Management Inc. is the investment adviser to the Portfolios. The following investment option is available under the contract:

         Comstock Portfolio

6. The following supplements the information contained on page 7 in your prospectus under "Market Timing/Short-Term Trading."

  The underlying funds available with your contract may impose more restrictive limits than the Company may impose on your ability to purchase and redeem fund shares and/or may also impose redemption fees on exchanges. You should consult the fund prospectuses for more information regarding the fund's restrictions imposed on purchases and redemptions.